INCOME TAXES	6 Months Ended
Jun. 30, 2024
Disclosure Of Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
The company's effective income tax rate was 20.4% for the six months ended June 30, 2024 (2023: (16.9)%). The effective tax rate is different than the statutory rate primarily due to rate differentials, non-recognition of the benefit of current year tax losses, and non-controlling interests' income or loss not subject to tax.